Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

14. Selected Quarterly Financial Data (Unaudited)

The following table contains selected unaudited consolidated statement of operations information for each quarter of the years ended December 31, 2020 and 2019. We have prepared the unaudited quarterly consolidated statements of operations data on a consistent basis with the consolidated financial statements included in this Annual Report on Form 10-K. The results of historical periods are not necessarily indicative of results for a full year or for any future period.

(in thousands except per share amounts)

	Three Months Ended
	Dec. 31, 2020	Sept. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Revenue	190,205	151,548	123,616	119,445

Income (loss) from Operations	(11,127)	8,431	11,681	10,550

Net (loss) income	$(13,238)	$4,819	$10,146	$8,835

Net income (loss) attributable to QLH prior to Reorganization Transaction	$(4,634)	$4,819	$10,146	$8,835
Net (loss) attributable to non-controlling interest	(4,238)	—	—	—

Net (loss) income attributable to MediaAlpha, Inc.	$(4,366)	$—	$—	$—

Net (loss) per share of Class A common stock—basic and diluted	$(0.14)	$—	$—	$—

	Three Months Ended
	Dec. 31, 2019	Sept. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Revenue	126,148	110,397	89,111	82,349

Income (loss) from Operations	12,139	9,683	7,335	(4,316)

Net income (loss)	$10,377	$7,763	$4,959	$(5,279)

Net income (loss) attributable to QLH prior to Reorganization Transaction	$10,377	$7,763	$4,959	$(5,279)
Net income (loss) attributable to Non-controlling interest	—	—	—	—

Net income (loss) attributable to MediaAlpha, Inc.	$—	$—	$—	$—

Net (loss) per share of Class A common stock—basic and diluted	$—	$—	$—	$—